Goodwill and Other Intangibles Amortizable Intangibles (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 155.4	$ 154.6
Accumulated amortization	58.1	42.5
Amortizable intangibles, net	97.3	112.1
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	100.5	100.5
Accumulated amortization	16.7	11.5
Amortizable intangibles, net	$ 83.8	$ 89.0
Average remaining life (years)	17 years	17 years
Licensing arrangements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 28.8	$ 28.8
Accumulated amortization	22.0	15.2
Amortizable intangibles, net	$ 6.8	$ 13.6
Average remaining life (years)	1 year	2 years
Developed product technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 14.9	$ 14.9
Accumulated amortization	9.8	6.8
Amortizable intangibles, net	$ 5.1	$ 8.1
Average remaining life (years)	2 years	3 years
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 11.2	$ 10.4
Accumulated amortization	9.6	9.0
Amortizable intangibles, net	$ 1.6	$ 1.4
Average remaining life (years)	3 years	2 years